SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Mar. 31, 2026
SHAREHOLDERS' EQUITY [Abstract]
Key Inputs Used in Binominal Pricing Model
The key inputs into the Binominal pricing model were as follows at their measurement dates:

Input	As of November 18, 2024
Share price	$3.91
Risk-free interest rate	4.41%
Expected volatility	53.91%
Exercise price	$0 to 0.75
Expected dividend yield	0.00%
Expected life (in years)	0 to 10

Summary of Activity under 2024 Plan
A summary of the activities of the 2024 Plan as of March 31, 2026 is as follows:

	As of March 31, 2026
	Number of restricted shares	Weighted average grant date fair value	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding, beginning of year	3,974,826	$3.23	0.88	$9,894,439
Granted	—	$—
Vested	(3,171,630)	$3.22
Outstanding, end of year	803,196	$3.24	0.38	$2,003,687
Exercisable or convertible, end of year	—	$—